As filed with the Securities and Exchange Commission on October 17, 2011

1933 Act Registration File No. 333-30924
 1940 Act File No. 811-9821
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	16	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	18	[X]

(Check appropriate box or boxes)

ALLIED ASSET ADVISORS FUNDS
(Exact name of Registrant as Specified in Charter)

721 Enterprise Drive
Oak Brook, IL 60523
 (Address of Principal Executive Offices)

(630) 789-9191
(Registrant's Telephone Number, including Area Code)

Bassam Osman, President
Allied Asset Advisors, Inc.
721 Enterprise Drive
Oak Brook, IL 60523
 (Name and address of agent for Service)

Copies of Communications to:
Mark Greer, Esq.
K&L Gates LLP
70 West Madison Street, Suite 3100
Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:   This Post-Effective Amendment (“PEA”) No. 16 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No.15 on Form N-1A filed on September 28, 2011.  This PEA No. 16 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 15 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Oak Brook, and State of Illinois on the 17th day of October, 2011.

ALLIED ASSET ADVISORS FUNDS

By: /s/ Bassam Osman
Bassam Osman
Chairperson and President

Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities and on October 17, 2011.

Signature	Title

/s/Bassam Osman	Trustee, Chairperson and President
Bassam Osman

/s/Abdalla Idris Ali*	Trustee
Abdalla Idris Ali

/s/Mohammed Kaiseruddin*	Trustee
Mohammed Kaiseruddin

/s/Muhammad M. Kudaimi*	Trustee
Muhammad M. Kudaimi

/s/Mohammad Basheeruddin*	Treasurer
Mohammad Basheeruddin

/s/Mujeeb Cheema*	Secretary
Mujeeb Cheema

*Signed by
/s/Bassam Osman
Bassam Osman
Attorney in Fact pursuant to Powers of Attorney filed August 1, 2003, October 1, 2004 and July 26, 2010.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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